REINSURANCE SCHEDULE IV	12 Months Ended
Dec. 31, 2012
Reinsurance Schedule [Abstract]
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Text Block]

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE IV
REINSURANCE(A)
AT OR FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

			Assumed		Percentage
		Ceded to	from		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

	(Dollars In Millions)

2012
Life Insurance In-Force	$409,488	$96,869	$34,361	$346,980	9.9%

Premiums:
Life insurance and annuities	$785	$518	$206	$473	43.5%
Accident and health	88	60	13	41	31.7%
Total Premiums	$873	$578	$219	$514	42.6%

2011
Life Insurance In-Force	$396,304	$101,926	$34,738	$329,116	10.6%

Premiums:
Life insurance and annuities	$815	$521	$195	$489	39.9%
Accident and health	93	64	15	44	34.1%
Total Premiums	$908	$585	$210	$533	39.4%

2010
Life Insurance In-Force	$378,078	$124,959	$37,124	$290,243	17.7%

Premiums:
Life insurance and annuities	$802	$517	$197	$482	40.9%
Accident and health	101	69	16	48	33.3%
Total Premiums	$903	$586	$213	$530	40.2%

  Includes amounts related to the discontinued group life and health business.